Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Company Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information.

Historically, the Compensation Committee has approved the grant of annual equity awards at its pre-scheduled meeting during the first quarter of the fiscal year, with the effective grant date of such awards occurring at least two business days following Teradyne’s filing or furnishing of an earnings release in respect of the immediately preceding fiscal year on Form 8-K. The Company does not grant employee equity awards during blackout periods or otherwise while in the possession of material nonpublic information, except for new hire grants. New hire grants are automatically issued on the first trading day of the month following the month of the employee start date, in accordance with guidelines previously approved by the Compensation Committee.

During 2025, no named executive officer received a grant of stock options (i) during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information or (ii) while the Company was in possession of material nonpublic information.

Award Timing Method

Historically, the Compensation Committee has approved the grant of annual equity awards at its pre-scheduled meeting during the first quarter of the fiscal year, with the effective grant date of such awards occurring at least two business days following Teradyne’s filing or furnishing of an earnings release in respect of the immediately preceding fiscal year on Form 8-K. The Company does not grant employee equity awards during blackout periods or otherwise while in the possession of material nonpublic information, except for new hire grants. New hire grants are automatically issued on the first trading day of the month following the month of the employee start date, in accordance with guidelines previously approved by the Compensation Committee.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

During 2025, no named executive officer received a grant of stock options (i) during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information or (ii) while the Company was in possession of material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false